Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of Inventories	The following table summarizes the Company’s inventories:
	December 31,
	2024	2023
Raw materials and parts	808	1,667
Finished goods	685	689
	1,493	2,356